Columbia Greater China Fund
First Quarter Report
November 30, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Greater China Fund, November 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.1%
Issuer	Shares	Value ($)
Communication Services 27.4%
Entertainment 4.7%
Damai Entertainment Holdings Ltd.(a)	2,660,000	305,667
NetEase, Inc.	56,500	1,562,960
Tencent Music Entertainment Group, ADR	27,600	509,220
Total		2,377,847
Interactive Media & Services 22.7%
Bilibili, Inc.(a)	15,080	402,001
Kuaishou Technology	77,600	681,206
Tencent Holdings Ltd.	130,600	10,318,907
Zhihu, Inc., ADR(a)	48,708	179,733
Total		11,581,847
Total Communication Services		13,959,694
Consumer Discretionary 27.5%
Automobile Components 3.1%
Fuyao Glass Industry Group Co., Ltd. Class H	112,800	976,724
Hesai Group, ADR(a)	9,684	186,223
Zhejiang Shuanghuan Driveline Co., Ltd., Class A	76,900	435,779
Total		1,598,726
Automobiles 1.0%
BYD Co., Ltd., Class H	16,900	212,397
Yadea Group Holdings Ltd.	196,000	311,064
Total		523,461
Broadline Retail 17.5%
Alibaba Group Holding Ltd.	334,168	6,574,692
PDD Holdings, Inc., ADR(a)	20,033	2,325,430
Total		8,900,122
Hotels, Restaurants & Leisure 4.7%
Atour Lifestyle Holdings Ltd., ADR	8,989	344,908
DPC Dash Ltd.(a)	16,300	160,536
Meituan, Class B(a)	28,470	369,067
Trip.com Group Ltd., ADR	21,773	1,522,368
Total		2,396,879
Specialty Retail 0.3%
Pop Mart International Group, Ltd.(b)	4,600	133,494
Common Stocks (continued)
Issuer	Shares	Value ($)
Textiles, Apparel & Luxury Goods 0.9%
Amer Sports, Inc.(a)	6,202	230,280
Shenzhou International Group Holdings Ltd.	23,000	206,010
Total		436,290
Total Consumer Discretionary		13,988,972
Consumer Staples 1.9%
Beverages 1.4%
Eastroc Beverage Group Co., Ltd., Class A	18,266	681,249
Personal Care Products 0.5%
Giant Biogene Holding Co., Ltd.	34,800	162,281
Mao Geping Cosmetics Co., Ltd.	8,500	99,328
Total		261,609
Total Consumer Staples		942,858
Financials 13.3%
Banks 7.6%
China Construction Bank Corp., Class H	2,551,340	2,687,844
China Merchants Bank Co., Ltd., Class H	174,500	1,176,605
Total		3,864,449
Capital Markets 1.7%
East Money Information Co., Ltd., Class A	83,200	276,083
Futu Holdings Ltd., ADR	2,771	470,128
Hong Kong Exchanges and Clearing Ltd.	2,800	148,905
Total		895,116
Insurance 4.0%
AIA Group Ltd.	61,400	639,535
Ping An Insurance Group Co. of China Ltd., Class H	190,000	1,390,501
Total		2,030,036
Total Financials		6,789,601
Health Care 4.8%
Biotechnology 0.6%
Akeso, Inc.(a)	18,000	286,077
Health Care Providers & Services —%
New Horizon Health Ltd.(a),(c),(d)	287,500	0

Columbia Greater China Fund  | 2025

Portfolio of Investments  (continued)
Columbia Greater China Fund, November 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Life Sciences Tools & Services 2.7%
WuXi Biologics Cayman, Inc.(a)	165,500	666,504
WuXi XDC Cayman, Inc.(a)	82,500	696,930
Total		1,363,434
Pharmaceuticals 1.5%
China Animal Healthcare Ltd.(a),(c),(d)	1,050,000	0
Hansoh Pharmaceutical Group Co., Ltd.	116,000	601,415
Jiangsu Hengrui Pharmaceuticals Co., Ltd., Class H(a)	19,600	186,614
Total		788,029
Total Health Care		2,437,540
Industrials 10.1%
Electrical Equipment 6.9%
Contemporary Amperex Technology Co., Ltd., Class A	34,080	1,806,274
Harbin Electric Co., Ltd., Class H	102,000	187,034
Sieyuan Electric Co., Ltd., Class A	75,000	1,524,277
Total		3,517,585
Ground Transportation 1.7%
DiDi Global, Inc., ADR(a)	56,734	302,676
Full Truck Alliance Co., Ltd., ADR	49,462	561,394
Total		864,070
Machinery 0.8%
Yutong Bus Co., Ltd.	89,400	392,871
Professional Services 0.7%
Kanzhun Ltd., ADR	15,300	338,130
Total Industrials		5,112,656
Information Technology 10.1%
Communications Equipment 0.3%
Accton Technology Corp.	5,000	163,809
IT Services 1.5%
GDS Holdings Ltd., ADR(a)	22,055	749,208
Semiconductors & Semiconductor Equipment 3.7%
ASPEED Technology, Inc.	1,000	234,436
Jentech Precision Industrial Co., Ltd.	6,000	558,164
Taiwan Semiconductor Manufacturing Co., Ltd.	24,000	1,106,553
Total		1,899,153
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 0.8%
Beijing Kingsoft Office Software, Inc., Class A	6,494	286,773
Pony AI, Inc., ADR(a)	10,311	140,952
Total		427,725
Technology Hardware, Storage & Peripherals 3.8%
Xiaomi Corp.(a)	360,600	1,916,852
Total Information Technology		5,156,747
Materials 2.8%
Metals & Mining 2.8%
China Hongqiao Group Ltd.	102,000	406,566
Zijin Gold International Co., Ltd.(a)	715	12,783
Zijin Mining Group Co., Ltd., Class H	246,000	978,238
Total		1,397,587
Total Materials		1,397,587
Real Estate 1.2%
Real Estate Management & Development 1.2%
China Resources Land Ltd.	87,500	340,691
KE Holdings, Inc., ADR	15,553	267,978
Total		608,669
Total Real Estate		608,669
Total Common Stocks (Cost $28,296,811)		50,394,324

Money Market Funds 1.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.061%(e),(f)	515,896	515,741
Total Money Market Funds (Cost $515,692)		515,741
Total Investments in Securities (Cost: $28,812,503)		50,910,065
Other Assets & Liabilities, Net		(37,892)
Net Assets		50,872,173
Columbia Greater China Fund  | 2025

Portfolio of Investments  (continued)
Columbia Greater China Fund, November 30, 2025 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At November 30, 2025, the total value of these securities amounted to $133,494, which represents 0.26% of total net assets.

(c)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2025, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.

(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at November 30, 2025.
(f)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.061%
	123,613	4,071,735	(3,679,652)	45	515,741	(51)	4,330	515,896
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

Columbia Greater China Fund  | 2025

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